Variable Interest Entity (Details) - Schedule of operating results - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Operating revenues	¥ 319,181,424	$ 45,752,906	¥ 225,271,564	¥ 192,029,524
Gross profit	173,013,581	24,800,548	139,857,503	113,849,337
Income from operations	122,754,439	17,596,175	102,641,091	77,298,344
Net income	¥ 110,135,996	$ 15,787,391	¥ 91,056,633	¥ 73,337,971